Provisions - (Tables)	6 Months Ended
Jun. 30, 2025
Provisions [abstract]
Summary of Reconciliation Of Changes In Provisions

	Gaming tax and legal provisions $ 'millions	iGaming Closure and other $ 'millions	Total $ 'millions
At January 1, 2025	6	2	8
Provided in the period	—	23	23
Amounts transferred to accruals during the period	(1)	—	(1)
Effects of movements in exchange rates	1	—	1
At June 30, 2025	6	25	31
Provisions	6	24	30
Provisions - Non-current	—	1	1
Total provisions	6	25	31